Document and Entity Information	12 Months Ended
May 23, 2012
Risk/Return:
Document Type	Other
Document Period End Date	May 16, 2012
Registrant Name	PROSHARES TRUST
Central Index Key	0001174610
Amendment Flag	false
Document Creation Date	May 16, 2012
Document Effective Date	May 16, 2012
Prospectus Date	May 23, 2012